Assets Held for Sale - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) AIRFRAMES ENGINE	Dec. 31, 2024 ENGINE AIRFRAMES	Mar. 31, 2025 USD ($) AIRFRAMES ENGINE	Sep. 30, 2024 USD ($) AIRFRAMES ENGINE AIRCRAFT	Sep. 30, 2023 USD ($) AIRCRAFT	Sep. 30, 2022 USD ($)
Long Lived Assets Held For Sale [Line Items]
Impairment loss held for sale	$ 12,400			$ 73,700	$ 50,600	$ 62,100
Aircraft held for sale current	75,812		$ 75,812	$ 5,741	57,722
Number of aircraft split up to airframes | AIRFRAMES				7
Number of aircraft split up to engines | ENGINE				14
Aircraft held for sale				$ 86,605	$ 12,000
Number of engines held to sale | ENGINE				55
Number of airframes to be sold | AIRFRAMES				26
Current Assets [Member]
Long Lived Assets Held For Sale [Line Items]
Aircraft held for sale current	$ 75,800		$ 75,800	$ 5,700
Noncurrent Assets [Member]
Long Lived Assets Held For Sale [Line Items]
Aircraft held for sale				$ 86,600
Without Active Purchase Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Number of engines held to sale | ENGINE				19
Number of airframes to be sold | AIRFRAMES				26
CRJ-900 [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRCRAFT				8	15
Number of airframes without engines | AIRCRAFT				26
Number of aircraft sold | AIRCRAFT				15
Gross proceeds from sale of asset				$ 71,500
Number of aircraft split up | AIRCRAFT				7
Aircraft held for sale				$ 92,300
GE Model [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRCRAFT				77
Airframes [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRFRAMES		28	27	26
Airframes [Member] | RASPRO Aircraft Lease Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | AIRFRAMES				15
Gross proceeds from sale of asset				$ 18,800
Engines [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | ENGINE		51	46	55
Number of aircraft sold | ENGINE				30
Gross proceeds from sale of asset				$ 19,500
29 Enginers [Member] | RASPRO Aircraft Lease Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				29
Gross proceeds from sale of asset				$ 18,900
Remaining Engine [Member]
Long Lived Assets Held For Sale [Line Items]
Gross proceeds from sale of asset				$ 700
23 Engines [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				23
Gross proceeds from sale of asset				$ 11,500
3 Engines [Member] | UST Loan [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				3
Gross proceeds from sale of asset				$ 1,500
12 Engines [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				12
Gross proceeds from sale of asset				$ 54,200
14 Enginers [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				14
Gross proceeds from sale of asset				$ 24,700
9 Enginers [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				9
Gross proceeds from sale of asset				$ 8,800
8 Enginers [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft sold | ENGINE				8
Gross proceeds from sale of asset				$ 12,900
Proceeds from sale of asset				$ 4,400
CRJ-700 [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRCRAFT				2
Gross proceeds from sale of asset				$ 11,000
CRJ-900 Airframes [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRFRAMES	3
Number of airframes sold | AIRFRAMES	4
GE Model CF34-8C [Member]
Long Lived Assets Held For Sale [Line Items]
Number of aircraft held for sale | AIRFRAMES	4
Number of engine sold | ENGINE	9